Loans Payable	6 Months Ended
Jun. 30, 2023
Loans Payable [Abstract]
Loans payable

Note 8. Loans payable

At June 30, 2023 and December 31, 2022, loans payable consisted of the following:

	June 30,	December 31,
	2023	2022
Hire purchases - Motor Vehicle	$262,961	$286,329
Term loan I	480,461	594,070
Term loan II	704,400	1,028,645
Short-term loan	162,229	175,783
	1,610,051	2,084,827
Less current portion	(1,381,760)	(1,611,069)
Long-term loans payable	$228,291	$473,758

On August 27, 2020, the Company acquired a motor vehicle pursuant to a hire purchase financing arrangement.

The Company has booked interest expense on the loans of $87,945 and $103,026 for the six months ended June 30, 2023 and 2022, respectively.

On September 23, 2021, the Company entered into an unsecured term loan agreement (“Term loan I”) with a third party and obtained a loan facility in the amount of $1.0 million with a maturity date 30 months from September 24, 2021. The loan bears an interest rate of 6% per annum on the initial facility amount.

On January 6, 2022, the Company entered into an unsecured term loan agreement (“Term loan II”) with a third party and obtained a loan facility in the amount of $1.5 million with a maturity date 24 months from February 19, 2022. The loan bears an interest rate of 6% per annum on the initial facility amount.

On December 12, 2022, the Company entered into a loan agreement (“Short-term loan”) with a third party whereby the Company borrowed $0.2 million with the sole purpose to make payment to the Company’s suppliers in the People’s Republic of China (“PRC”). The loan is unsecured and bears an 0% interest rate. The loan is due in three months from the payment made by the lender on behalf to the Company’s supplier date. On March 13, 2023, the loan was extended to May 30, 2023 with the same terms and conditions. On June 1, 2023, the loan was further extended to December 31, 2023 with the same terms and conditions.

Hire Purchases

Future minimum lease payments under hire purchases that have initial non-cancellable lease terms in excess of one year as of June 30, 2023 were as follows:

Finance leases
Periods Ended June 30,
2024	$54,242
2025	54,242
2026	54,242
2027	54,242
2028	54,242
Thereafter	32,369
$303,579
Less: Imputed interest	(40,618)
Hire purchases liabilities	$262,961

Hire purchases liabilities – current	$34,670
Hire purchases liabilities – non-current	$228,291